Equity Equity (Schedule Of Common Units Sold In Public Offering) (Details) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended								12 Months Ended	0 Months Ended		1 Months Ended
	Apr. 30, 2013 ETP [Member]		Jul. 31, 2012 ETP [Member]		Nov. 30, 2011 ETP [Member]		Apr. 30, 2011 ETP [Member]		Dec. 31, 2013 ETP [Member]	Mar. 31, 2012 Regency [Member]		Oct. 31, 2011 Regency [Member]		May 31, 2011 Regency [Member]
Capital Unit [Line Items]
Common Units to be Issued Under Distribution Reinvestment Plan									5,800,000
Number of ETP Common Units	13,800,000	[1]	15,500,000	[1]	15,200,000	[1]	14,200,000	[1]		12,650,000	[1]	11,500,000	[1]	8,500,001	[1],[2]
Price per ETP Unit	$ 48.05		$ 44.57		$ 44.67		$ 50.52			$ 24.47		$ 20.92
Net Proceeds	$ 657	[2],[3]	$ 671	[2],[3]	$ 660	[2],[3]	$ 695	[2]		$ 297	[2],[3]	$ 232	[3]	$ 204	[2]

[1]	Date Number ofETP CommonUnits Price per ETPUnit Net ProceedsApril 2011 14.2 $50.52 $695November 2011 15.2 44.67 660July 2012 15.5 44.57 671April 2013 13.8 48.05 657
[2]	.
[3]	Proceeds from the offerings listed above were used to repay amounts outstanding under the ETP Credit Facility